UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          10 November, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       32
                                           ---------------------
Form 13F Information Table Value Total:                7,703,547
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 09/30/03

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN    MANAGERS      SOLE    SHARED   NONE
----------------------------    --------------   -----    -------- -------  --- ---- -------    --------      ----    ------   ----

AMGEN CORP                      COMMON STOCK   031162100    82417   1277390 SH        SOLE                   1277390
ANHEUSER BUSCH COMPANIES INC    COMMON STOCK   035229103   399422   8095296 SH        SOLE                   8095296
AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103    66449   1853522 SH        SOLE                   1853522
CINTAS CORP                     COMMON STOCK   172908105     2705     73100 SH        SOLE                     73100
COCA-COLA CO                    COMMON STOCK   191216100   438822  10214669 SH        SOLE                  10214669
COSTCO WHOLESALE CORP-NEW       COMMON STOCK   22160K105    56322   1808100 SH        SOLE                   1808100
DELL INC                        COMMON STOCK   24702R101   423878  12683371 SH        SOLE                  12683371
FIRST DATA CORP                 COMMON STOCK   319963104   582618  14580023 SH        SOLE                  14580023
FOREST LABORATORIES INC         COMMON STOCK   345838106   191278   3717744 SH        SOLE                   3717744
GENERAL ELECTRIC CO             COMMON STOCK   369604103     1003     33640 SH        SOLE                     33640
HOME DEPOT INC                  COMMON STOCK   437076102   307693   9660677 SH        SOLE                   9660677
JOHNSON & JOHNSON               COMMON STOCK   478160104   420964   8500887 SH        SOLE                   8500887
KELLOGG CO                      COMMON STOCK   487836108   354762  10637554 SH        SOLE                  10637554
ELI LILLY & CO                  COMMON STOCK   532457108      404      6800 SH        SOLE                      6800
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202   184802   4294726 SH        SOLE                   4294726
MEDTRONIC INC                   COMMON STOCK   585055106   165122   3519230 SH        SOLE                   3519230
MERCK & CO INC                  COMMON STOCK   589331107     1580     31219 SH        SOLE                     31219
MICROSOFT CORP                  COMMON STOCK   594918104   456885  16434728 SH        SOLE                  16434728
NEW YORK TIMES CO-CL A          COMMON STOCK   650111107   331836   7635427 SH        SOLE                   7635427
NORTHERN TRUST CORP             COMMON STOCK   665859104    99290   2344501 SH        SOLE                   2344501
OMNICOM GROUP INC               COMMON STOCK   681919106    53295    741750 SH        SOLE                    741750
PFIZER INC                      COMMON STOCK   717081103      952     31328 SH        SOLE                     31328
QUALCOMM INC                    COMMON STOCK   747525103   401879   9644325 SH        SOLE                   9644325
STARBUCKS CORP                  COMMON STOCK   855244109   177021   6146572 SH        SOLE                   6146572
STATE STREET CORP               COMMON STOCK   857477103   223643   4969850 SH        SOLE                   4969850
STRYKER CORP                    COMMON STOCK   863667101   103649   1376292 SH        SOLE                   1376292
SYSCO CORP                      COMMON STOCK   871829107   502774  15370656 SH        SOLE                  15370656
TARGET CORP                     COMMON STOCK   87612E106   501906  13337920 SH        SOLE                  13337920
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK   925524308   367588   9597601 SH        SOLE                   9597601
WAL-MART STORES INC             COMMON STOCK   931142103    86261   1544516 SH        SOLE                   1544516
WALGREEN CO                     COMMON STOCK   931422109   362102  11817965 SH        SOLE                  11817965
WM WRIGLEY JR CO                COMMON STOCK   982526105   354223   6405488 SH        SOLE                   6405488

                                                          7703547                     No. of Other
                                                                                      Managers     0